STOCKHOLDERS' EQUITY (Details 4) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Class of Warrant or Right [Line Items]
Warrants Outstanding, Number of Options and Warrants (in Shares)	75,162	3,851
Granted Number of Options and Warrants (in Shares)	1,262,426	193,103
Exercised, Number of Options and Warrants (in Shares)	(142,278)	(116,917)
Forfeited or Expired, Number of Options and Warrants (in Shares)	(4,239)	(4,875)
Warrants Outstanding, Number of Options and Warrants (in Shares)	1,191,071	75,162
Exercisable, Number of Options and Warrants (in Shares)	1,191,071	75,162
Warrants Outstanding, Weighted Average Exercise Price	$ 505.20	$ 7,392.00
Granted, Weighted Average Exercise Price	8.30	61.20
Exercised, Weighted Average Exercise Price	52.50	15.60
Forfeited or Expired, Weighted Average Exercise Price	820.00	138.00
Warrants Outstanding, Weighted Average Exercise Price	31.51	505.20
Exercisable, Weighted Average Exercise Price	$ 31.51	$ 505.20